Cover	Oct. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2022
Entity File Number	001-41541
Entity Registrant Name	Mobileye Global Inc.
Entity Central Index Key	0001910139
Entity Tax Identification Number	88-0666433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Mobileye B.V.
Entity Address, Address Line Two	Har Hotzvim, 13 Hartom Street
Entity Address, Address Line Three	P.O. Box 45157
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777513
City Area Code	972
Local Phone Number	2-541-7333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	MBLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false